Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Condensed Consolidated Statements of Operations
Revenue	$ 2,292	$ 2,155	$ 6,201	$ 6,696	$ 8,678	$ 11,240
Cost of revenue	853	867	2,463	2,990	3,130	4,438
Gross profit	1,439	1,288	3,738	3,706	5,548	6,802
Operating expenses:
Sales and marketing	719	1,791	2,408	6,150	7,548	14,093
General and administrative	2,082	2,058	6,074	8,724	10,324	17,250
Research and development	399	542	1,282	1,576	2,315	2,537
Impairment of long-lived assets		777		777	777	18,744
Gain on disposal of assets, net				(33)	(33)	529
Total operating expenses	3,200	5,168	9,764	17,194	20,931	53,153
Operating loss	(1,761)	(3,880)	(6,026)	(13,488)	(15,383)	(46,351)
Other expense (income), net:
Interest income, net		(5)	(13)	(9)	(26)	113
Gain on changes in fair value of liability warrants	(27)	(412)	(46)	(3,850)	(3,878)
Gain on extinguishment of debt			(429)
Loss (gain) on foreign currency exchange, net	(50)	68	(10)	47	(22)	141
Other	(109)		(193)	(8)	(122)	(11)
Loss before income tax provision	(1,575)	(3,531)	(5,335)	(9,668)	(11,335)	(46,594)
Income tax expense	6	3	34	21	52	(380)
Net loss	$ (1,581)	$ (3,534)	$ (5,369)	$ (9,689)	$ (11,387)	$ (46,214)
Net loss per share - basic and diluted:
Net loss per share - basic (in dollars per share)	$ (3.11)	$ (59.36)	$ (11.94)	$ (199.98)	$ (110.87)	$ (6,315.92)
Net loss per share - diluted (in dollars per share)	$ (3.11)	$ (59.36)	$ (11.94)	$ (199.98)	$ (110.87)	$ (6,315.92)
Shares used to compute basic net loss per share (in shares)	508,851	59,538	449,614	48,451	102,707	7,317
Shares used to compute diluted net loss per share (in shares)	508,851	59,538	449,614	48,451	102,707	7,317